Earnings per Share - Weighted Average Shares Outstanding (Detail) - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Earnings per share details 1 [abstract]
Weighted average shares outstanding for basic per share calculation	1,084,128,000	1,083,825,000	1,082,782,000
Subscription warrants-indemnification	4,603,000	4,791,000	4,535,000
Deferred Stock Plan	2,602,000	3,064,000	3,702,000
Weighted average shares outstanding for diluted per share calculation	1,091,335,000	1,091,605,000	1,091,019,000